Organization of The Company and Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.

In August 2014, The FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40).” ASU 2014-15 provides guidance for disclosure of uncertainties about an entity’s ability to continue as a going concern. In doing so, management will need to perform an evaluation at each interim and annual reporting period to determine whether or not there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. If these conditions exist, the entity should evaluate whether the doubt is mitigated by management’s plans or events and should make such required disclosures. This guidance will be effective for the Company for its interim reporting for the quarter ended March 31, 2017.